Insurance	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
INSURANCE	INSURANCE

We conduct insurance underwriting operations primarily through The American Road Insurance Company (“TARIC”). TARIC is a wholly owned subsidiary of Ford Credit operating in the United States and Canada. TARIC provides physical damage insurance coverage for Ford Credit financed vehicles at dealer locations and Ford and Lincoln vehicles in transit between final assembly plants and dealer locations. TARIC also provides physical damage insurance coverage for non-affiliated company financed vehicles, serviced by Ford Credit, at dealer locations. In addition, TARIC provides a variety of other insurance products and services to Ford and its affiliates, including contractual liability insurance on extended service contracts. TARIC provides commercial automobile and general liability insurance and surety bonds for Ford in the United States.

Insurance premiums earned are reported net of reinsurance as Insurance premiums earned. These premiums are earned over their respective policy periods. Physical damage insurance premiums, including premiums on vehicles financed at wholesale by us, are recognized as income on a monthly basis. Premiums from extended service plan contracts and other contractual liability coverages are earned over the life of the policy based on historical loss experience. Commissions and premium taxes are deferred and amortized over the term of the related policies on the same basis on which premiums are earned.

NOTE 13. INSURANCE - (Continued)

Reserves for insurance losses and loss adjustment expenses are established based on actuarial estimates and historical loss development patterns, which represents management’s best estimate. If management believes the reserves do not reflect all losses due to changes in conditions, or other relevant factors, an adjustment is made based on management judgment.

Reinsurance activity primarily consists of ceding a majority of the contractual liability insurance business related to automotive extended service plan contracts for a ceding commission. Commissions on ceded amounts are earned on the same basis as related premiums. Reinsurance contracts do not relieve TARIC from its obligations to its policyholders. Failure of reinsurers to honor their obligations could result in losses to TARIC. Therefore, TARIC requires all of its reinsurers to hold collateral and monitors the underlying business and financial performance of its reinsurers to mitigate risk.

Insurance Assets

Cash, cash equivalents, and marketable securities related to insurance activities at December 31 were as follows (in millions):

	2018	2019
Cash and cash equivalents	$59	$9
Marketable securities	649	697
Total cash, cash equivalents, and marketable securities	$708	$706

TARIC is required by law to maintain deposits with regulatory authorities. These deposited securities totaled $12 million at both December 31, 2018 and 2019 and were included in Marketable securities.
Amounts paid to reinsurers relating to the unexpired portion of the underlying automotive service contracts, and amounts recoverable from reinsurers on unpaid losses, including incurred but not reported losses are reported in Other assets. Prepaid reinsurance premiums and other reinsurance recoverables were $658 million and $687 million at December 31, 2018 and 2019, respectively. This includes amounts ceded to Ford affiliates of $97 million at both December 31, 2018 and 2019.

Insurance Liabilities

Other liabilities and deferred income includes unearned insurance premiums and fees of $775 million and $806 million at December 31, 2018 and 2019, respectively. This includes amounts from Ford and its affiliates of $667 million and $696 million at December 31, 2018 and 2019, respectively.

NOTE 13. INSURANCE (Continued)

The reserve for reported insurance losses and an estimate of unreported insurance losses, based on past experience, was $11 million and $12 million at December 31, 2018 and 2019, respectively, and was included in Other liabilities and deferred income.

Insurance Premiums

Insurance premiums written and earned for the years ended December 31 were as follows (in millions):

	2017		2018		2019
	Written	Earned	Written	Earned	Written	Earned
Direct	$385	$320	$392	$346	$406	$377
Assumed	—	—	—	—	—	—
Ceded	(227)	(162)	(225)	(179)	(223)	(195)
Net premiums	$158	$158	$167	$167	$183	$182

The net premiums earned with Ford and its affiliates were $154 million, $176 million, and $207 million for the years ended December 31, 2017, 2018, and 2019, respectively.

Insurance Expenses

Insurance underwriting losses and expenses are reported as Insurance expenses. The components of insurance expenses for the years ended December 31 were as follows (in millions):

	2017	2018	2019
Insurance losses	$143	$101	$128
Loss adjustment expenses	8	5	7
Reinsurance income and other expenses, net	(27)	(29)	(32)
Insurance expenses	$124	$77	$103

Insurance expenses with Ford and its affiliates were $63 million, $71 million, and $84 million for the years ended December 31, 2017, 2018, and 2019, respectively.

Insurance expenses were reduced by ceded insurance expenses of $104 million, $114 million, and $127 million for the years ended December 31, 2017, 2018, and 2019, respectively.